PIMCO Equity Series

Supplement Dated January 29, 2014 to the

PIMCO Dividend and Income Builder Fund, PIMCO Emerging Multi-Asset Fund, PIMCO EqS® Dividend Fund, PIMCO EqS® Emerging Markets Fund, PIMCO EqS® Long/Short Fund and PIMCO EqS Pathfinder Fund® – Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R Prospectus dated October 31, 2013 (the “Prospectus”), as supplemented from time to time

Disclosure Related to the PIMCO EqS Pathfinder Fund® (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Anne Gudefin. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Anne Gudefin, CFA. Ms. Gudefin is an Executive Vice President of PIMCO and has managed the Fund since its inception in April 2010.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Management of the Funds—Individual Portfolio Managers” in the Prospectus.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_012914

PIMCO Equity Series

Supplement dated January 29, 2014 to the

Statement of Additional Information dated October 31, 2013 (the “SAI”),

as supplemented from time to time

Disclosure Related to the PIMCO EqS Pathfinder Fund® (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Anne Gudefin. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnote in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective January 29, 2014, the PIMCO EqS Pathfinder Fund® is managed by Anne Gudefin.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

PES_SUPP2_012914